Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	IM Cannabis Corp.
Entity Central Index Key	0001792030
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-40065
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
Entity Address, Address Line One	Kibbutz
Entity Address, Address Line Two	Central District
Entity Address, City or Town	Glil Yam